Acquisition of King's Gaming Promotion Limited (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2014 2011		Jun. 30, 2014 2012		Jun. 30, 2014 2013		Jun. 30, 2014 2014		Jun. 30, 2014 2015		Jun. 30, 2014 2016		Jun. 30, 2014 2017		Jun. 30, 2014 2018		Jun. 30, 2014 2019		Jun. 30, 2014 2020
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid		$ 6,150,000		$ 7,380,000		$ 8,860,000		$ 9,740,000		$ 10,720,000		$ 11,790,000		$ 12,970,000		$ 14,260,000		$ 15,690,000		$ 17,260,000
Incentive Shares Issued		500,000		500,000		500,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000
Additional Incentive Shares Issued	20,000		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.